Note 5 - Personnel Expenses, Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Salaries, including bonuses	40,301	43,440	43,235
Social security contribution, excluding amounts related to share-based remuneration	4,624	5,371	5,222
External temporary hires	7,090	8,617	10,318
Defined contribution pension expense	3,279	4,477	4,752
Other personnel-related expenses	2,103	2,080	1,758
Total personnel expenses, excluding share-based remuneration	57,397	63,984	65,285
Share-based remuneration, including related social security contribution	4,706	10,466	9,304
Total personnel expenses, including share-based remuneration	62,103	74,450	74,588

Disclosure of research and development expense [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Total research and development costs	38,736	44,055	50,537
Less: Capitalized development costs excluded from personnel expenses (Note 11)	7,110	4,862	6,825
Net expensed research and development costs	31,626	39,193	43,713

Disclosure of information about key management personnel [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Short-term employee benefits	2,032	2,046	2,371
Post-employment and medical benefits	51	60	56
Share-based payment transactions	1,179	1,209	1,488
Total compensation for key management personnel	3,262	3,315	3,914

Disclosure of number and weighted average exercise prices of share options and other equity instruments [text block]
	Opera: RSUs		Opera: Options		Kunlun: RSUs (1)
	Number of RSUs	Weighted average grant date fair value (US$)	Number of options	Weighted average grant date fair value (US$)	Number of RSUs	Weighted average grant date fair value (US$)
Outstanding as of January 1, 2021	1,916,740	6.71	150,000	2.36	-	-
Granted during the year	1,990,825	10.35	40,000	5.62	-	-
Forfeited during the year	(154,700)	8.02	(90,000)	2.65	-	-
Exercised during the year	(1,086,340)	5.84	-		-	-
Outstanding as of December 31, 2021	2,666,525	9.71	100,000	3.40	-	-
Granted during the year	-	-	-	-	3,275,000	1.22
Forfeited during the year	(82,500)	9.97	-	-	(350,000)	1.22
Exercised during the year	(798,750)	9.25	-	-	-	-
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2022	1,785,275	9.90	100,000	3.40	2,925,000	1.22

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	Opera 2021 RSU grants	Opera 2021 option grants	Kunlun 2022 RSU grants
Equity unit price valuation (US$)	10.49	10.48	2.88
Model Used	Monte Carlo	Black-Scholes	Black-Scholes
Expected Volatility (%) (1), (2)	66.55%	68.10%	25.47%
Risk free interest rate (%) (1)	0.22%	0.46%	2.18%
Duration of initial simulation period (years to longstop date)	3.23	3.02	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A
Exercise price	0.00	0.00	1.77
Fair value at the measurement date (US$)	10.35	4.96	1.22